FPS SERVICES, INC.
                 3200 Horizon Drive
             King of Prussia, PA 19406
                    (610) 239-4500
                  RULE 497(j) LETTER

July 30, 1997


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C.  20549-1004


Re:  Farrell Alpha Strategies (the "Registrant")
     No. 033-92540
     No. 811-9048


Dear Sir or Madam:

This letter is to certify that the forms of Prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was filed pursuant to Rule 485(b) and transmitted electronically via EDGAR on July 29, 1997.

Please contact the undersigned at the above number should you have any questions.

Sincerely,

/s/ Carolyn F. Mead
Carolyn F. Mead
Manager, Compliance Administration